Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000125279
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income VIT Fund
Account Value	$ 10,000	$ 10,596	$ 10,134	$ 9,933	$ 11,323	$ 11,575	$ 11,161	$ 10,823	$ 11,273	$ 10,926	$ 9,654
C000125280
Account Value [Line Items]
Line Graph and Table Measure Name	BTS Tactical Fixed Income VIT Fund
Account Value	$ 10,000	10,071	9,609	9,465	10,895	11,162	10,898	10,585	11,270	10,956	9,679
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055